Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001930087
Registrant Name	Golub Capital Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES